Interest Rate Swap (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments [Line Items]
Notional amount of swap		$ 640,000	$ 0	$ 240,720
Interest rate derivatives designated as cash flow hedges, notional amount	640,000
Estimated reclassification as increase to interest expense	1,156
Termination value of derivatives	$ 4,420